Invested and working capital	12 Months Ended
Jun. 30, 2022
Invested and working capital [Abstract]
Invested and working capital
Section 4.	Invested and working capital

4.1.	Cash assets

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

Cash at bank	100,276	83,078	17,386
Short term deposits	36,292	-	20,882
Total cash assets	136,568	83,078	38,268
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(12,583)	(10,326)	(5,446)
Adjustments to reconcile profit to net cash flows:
Depreciation	7	13	53
Other income	-	-	(138)
Exploration expenditure written-off	24	48	81
Share-based payments	2,063	2,034	682
Net foreign exchange differences - unrealised	(6,316)	1,437	(2,116)
Interest income	(85)	(39)	(721)
Interest expense	7	-	-
Lease liabilities	221	107	103
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	163	(230)	(243)
Increase in accounts payable	1,403	469	972
Net cash used in operating activities	(15,096)	(6,487)	(6,773)

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

4.2.	Receivables

	06/30/2022	06/30/2021
	$’000	$’000
Current
Interest receivable	16	-
Other debtors	155	29
Prepayments	42	330
Total current trade and other receivables	213	359

Non-current
Other debtors	282	266
Total non-current trade and other receivables	282	266

Total current and non-current trade and other receivables	495	625

Receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method less provision for impairment. Impairment losses are recognised in the profit and loss.

4.3.	Plant and equipment

Plant and equipment - at cost	89	84
Less accumulated depreciation	(89)	(81)
Total plant and equipment	-	3

Reconciliation of the movement
Opening balance	3	9
Additions	4	6
Depreciation expense	(7)	(12)
Closing balance	-	3

Tangible plant and equipment assets are stated at cost less accumulated depreciation and any impairment in value.  Depreciation is calculated on a straight-line basis over the useful life of the asset being between 1-4 years.

An item of plant and equipment is derecognised upon disposal.  Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the statement of comprehensive income in the period the item is derecognised.

At each reporting date, the Group assesses whether there is any indication that an asset may be impaired.  Where an indicator of impairment exists, the Group makes a formal estimate of recoverable amount.  Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs to sell and value in use.

4.4.	Right of Use Asset

	06/30/2022		06/30/2021
	$	’000	$	’000
Premises - at cost		511		465
Less accumulated amortisation		(155)		(156)
Total Right of Use Asset		356		309

Reconciliation of the movement
Opening balance		309		322
Additions		281		230
Disposals		-		(177)
Amortisation expense		(234)		(45)
Foreign exchange translation difference		-		(21)
Closing balance		356		309

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognised right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

4.5.	Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred by or on behalf of the Group is accumulated separately for each area of interest.  Such expenditure comprises net direct costs and an appropriate portion of related overhead expenditure but does not include general overheads or administrative expenditure not having a specific connection with a particular area of interest.

Exploration and evaluation costs in relation to separate areas of interest for which rights of tenure are current are brought to account in the year in which they are incurred and carried forward provided that:
•	such costs are expected to be recouped through successful development and exploitation of the area, or alternatively through its sale; or
•	exploration and/or evaluation activities in the area have not yet reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves.

The types of costs recognized as exploration and evaluation assets include costs to acquire the legal rights to explore in the specific area and costs incurred in respect of the search for mineral resources, determination of technical feasibility and the assessment of commercial viability of an identified resource, in accordance with IFRS 6.

A Final Investment Decision (FID) to develop the Project is expected to be made after considering the following key factors: required permits are in place, engineering has reached construction ready status, adequate offtake agreements have been signed to underwrite any debt requirements, and the Project is funded through a mix of equity and debt. In order to attract funding, the Project will need to demonstrate technical feasibility and commercial viability.

Once FID has been taken, all past and future exploration and evaluation assets in respect of the area of interest are tested for impairment and transferred to the cost of development. To date, no development decision has been made.

The Directors assess at each reporting date whether there is an indication that an asset has been impaired and for exploration and evaluation costs carried forward whether the above carry forward criteria are met. No indicator of impairment has been identified as at June 30 2022.

When the above criteria do not apply or when the Directors assess that the carrying value may exceed the recoverable amount the accumulated costs in respect of areas of interest are written off in the Statement of profit and loss and other comprehensive income.

	06/30/2022	06/30/2021
	$’000	$’000

Exploration and evaluation expenditure	171,819	114,375
Reconciliation of movement
Opening balance	114,375	94,824
Additions - Rhyolite Ridge	46,474	27,805
Exploration expenditure - non core	970	293
Exploration expenditure - written off	(309)	(285)
Foreign exchange translation difference	10,309	(8,262)
Carrying amount at the end of the financial year	171,819	114,375

The above amounts represent costs of areas of interest carried forward as an asset in accordance with the accounting policy described above.  The ultimate recoupment of exploration and evaluation expenditure in respect of an area of interest carried forward is dependent upon the discovery of commercially viable reserves and the successful development and exploitation of the respective areas or alternatively sale of the underlying areas of interest for at least their carrying value.  Amortisation, in respect of the relevant area of interest, is not charged until a mining operation has commenced.

All exploration and evaluation costs carried forward relate in large part to the Rhyolite Ridge Lithium–Boron Project in Nevada, USA. Exploration and evaluation expenditure on all other tenements owned by the Company has been fully impaired where applicable.

4.6.	Payables

Current
Trade creditors and other payables	11,423	5,462
Accrued expenses	1,329	1,168
Lease Liabilities	243	251
Total current payables	12,995	6,881

Non-current
Lease Liabilities	126	79
Total non-current payables	126	79
Total current and non-current payables	13,121	6,960

All financial liabilities are recognised initially at fair value net of directly attributable transaction costs.

After initial measurement, financial liabilities are subsequently measured at amortised cost.  Current payables, other than lease liabilities, due to their short-term nature are measured at amortised cost and are not discounted.

The current payables, other than lease liabilities, are unsecured and are non-interest bearing generally on 30-60 day terms.  The carrying amounts approximate fair value.

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in - substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognised as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

4.7.	Provisions

Employee entitlements

	06/30/2022	06/30/2021
	$’000	$’000

Current
Provision for employee benefits	721	375
Total provisions	721	375

Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits payable later than one year have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wages increases and the probability that the employee may satisfy vesting requirements. Those cash flows are discounted using market yields on high quality corporate bonds with terms to maturity that match the expected timing of cash flows.